Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2021
Entity Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust II
Entity Central Index Key	dei_EntityCentralIndexKey	0001518042
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlft
Document Creation Date	dei_DocumentCreationDate	Mar. 24, 2022
Document Effective Date	dei_DocumentEffectiveDate	Apr. 01, 2022
Prospectus Date	rr_ProspectusDate	Apr. 01, 2022
Certeza Convex Core Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Certeza Convex Core Fund (the “Fund”) is to seek total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you invest, or agree to invest in the future, at least $100,000 in the Opportunity Fund. More information about these and other discounts is available from your financial professional and under “Shareholder Information – More About Class A Shares” beginning on page 12 of this Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0.00% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through March 31, 2023. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests primarily in (i) long and short call and put options on Standard & Poor’s 500 Index (S&P 500) instruments, (ii) long and short positions on Standard & Poor’s 500 Index (S&P 500) instruments, (iii) long and short call and put options, futures or positions on Chicago Board Options Exchange, Incorporated (“CBOE”) Volatility Index (“VIX”) or VIX exchange traded notes (ETNs) (collectively, “VIX Derivative Instruments”), and (iii) cash, cash equivalents (including short term treasury securities) and short term, investment grade debt securities, including exchange traded funds (ETFs) holding or futures contracts on such securities or indices of such securities.

The Fund seeks to achieve its investment objective by investing in long and short call and put options on S&P 500 instruments as well as long and short positions on such instruments to provide exposure to the US large cap equity market. S&P 500 Instruments include index futures and ETFs. A put is an option contract giving the owner the right (but not the obligation) to sell a specified amount of an underlying asset at a set price within a specified time. A call is an option contract giving the owner the right (but not the obligation) to buy a specified amount of an underlying security at a specified price within a specified time.

The Fund’s Adviser manages the Fund’s equity exposure using a quantitative process that relies on mathematics to determine investment decisions and seeks to remove as much emotion and discretion as possible by automating the investment process in a systematic manner. The strategy seeks to create a convex return and risk profile that provides upside exposure to the US large cap equity market while actively working to reduce downside risk. The investment process, however, may not be successful in doing so. The Adviser’s systematic process, based on historic and real-time S&P 500 index and index option price data to mathematically determine target equity exposure expressed through option trades. Factors related to positioning – calls/puts, size, strike price, and time to expiration – will be determined in a systematic manner to seek targeted upside and downside beta capture of the S&P 500 Index. Upside and downside beta capture of the S&P 500 Index is a measure of how the strategy has outperformed the benchmark during periods of market strength and weakness.

The Fund also invests in VIX Derivative Instruments using a quantitative process that relies on mathematics to determine investment decisions and seeks to remove as much emotion and discretion as possible by automating the investment process in a systematic manner. The process provides the portfolio with direct volatility exposure which seeks to exploit the expected relationship between the S&P 500 Index and the VIX Index in order to enhance portfolio returns. VIX Derivative Instruments exposure will vary, but could represent as much as 20% of the portfolio at any one time. The VIX Index is a key measure of market expectations of near-term volatility conveyed by S&P 500 option prices. The VIX Index estimates expected volatility by aggregating the weighted prices of S&P 500 Index puts and calls over a wide range of strike prices.

All futures and options positions held by the Fund are exchange-traded and collateralized with cash, cash equivalents (for example, Treasury Bills, commercial paper and money market fund shares), other listed options, debt rated investment grade by at least one nationally recognized statistical rating organization (“NRSRO”) or ETFs investing in such instruments.

The Fund actively trades its portfolio investments, which may lead to higher transaction costs that may affect the Fund’s performance.

Risk [Heading]	rr_RiskHeading	Principal Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

  Active Trading Risk. A higher portfolio turnover due to active and frequent trading will result in higher transactional and brokerage costs.

  Cash or Cash Equivalents Risk. At times, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time. Additionally, in rising markets, holding cash or cash equivalents may adversely affect the Fund’s performance and the Fund may not achieve its investment objective.

  Derivatives Risk. The Fund may use derivatives (including options, futures and options on futures) to enhance returns or hedge against market declines. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index.

o	Call Option Risk. When the Fund purchases a call option on a security or index it may lose the entire premium paid if the underlying security or index does not increase in value. As the seller (writer) of a covered call option, the Fund assumes the risk of a decline in the value of the underlying security or index below the purchase price of the underlying security or index less the premium received, and gives up the opportunity for gain on the underlying security or index above the exercise option price. The Fund may also be exposed to default by the option writer who may be unwilling or unable to perform its contractual obligations to the Fund.

o	Futures Risk. The Fund’s use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk and (ii) risk of mispricing or improper valuation. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Fund. This risk could cause the Fund to lose more than the principal amount invested. Futures contracts may become mispriced or improperly valued when compared to the adviser’s expectation and may not produce the desired investment results. Because the futures utilized by the Fund are standardized and exchange traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself.

o	Hedging Risk. Hedging is a strategy in which the Fund uses options or futures to offset the risks associated with other Fund holdings. There can be no assurance that the Fund’s hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. The Fund is not required to use hedging and may choose not to do so.

o	Options Market Risk. Markets for options and options on futures may not always operate on a fair and orderly basis. At times, prices for options and options on futures may not represent fair market value and prices may be subject to manipulation, which may be extreme under some circumstances. The dysfunction and manipulation of volatility and options markets may make it difficult for the Fund to effectively implement its investment strategy and achieve its objectives and could potentially lead to significant losses.

o	Options Risk. When the Fund purchases an option on a security or index it may lose the entire premium paid if the underlying security or index does not increase in value. The Fund is also exposed to default by the option writer who may be unwilling or unable to perform its contractual obligations to the Fund. Additionally, the underlying security or index on which the option is based may have imperfect correlation to the value of the Fund's portfolio investments. A Fund's losses are potentially large in a written put transaction and potentially unlimited in a written call transaction.

o	Put Option Risk. As the buyer of a put option, the Fund risks losing the entire premium invested in the option if the underlying security or index does not fall below the strike price, which means the option will expire worthless Additionally, purchased options may decline in value due to changes in price of the underlying security or index, passage of time and changes in volatility. As a seller (writer) of a put option, the Fund will lose money if the value of the underlying reference instrument falls below the strike price.

•	ETF Risk. Like a mutual fund, the value of an ETF can fluctuate based on the prices of the securities owned by the ETF, and ETFs are also subject to the following additional risks: (i) the ETF’s market price may be less than its net asset value; (ii) an active market for the ETF may not develop or be maintained; and (iii) market trading in the ETF may be halted under certain circumstances. Because the Fund may invest its assets in ETFs that have their own fees and expenses in addition to those charged directly by the Fund, the Fund may bear higher expenses than a Fund that invests directly in individual securities.
•	ETN Risk. Exchange-traded notes (ETNs) are debt securities that may be traded on stock exchanges and generally are linked to the performance of an underlying index. An ETN’s value generally depends on the performance of the underlying index and the credit rating of the issuer. ETNs may be held to maturity, but there are no periodic interest payments and principal is not protected. The fund is subject to the risk that the issuer of the ETN will not fulfill its contractual obligations. The market price of an ETN may be more volatile than the price of the underlying assets. The cost of owning an ETN may exceed the cost of investing directly in the underlying assets. The fund could lose some or the entire amount invested in an ETN. When the Fund invests in an ETN, the Fund bears its proportionate share of any fees and expenses borne by the ETN.
•	Futures Commission Merchant Failure Risk: A futures commission merchant (“FCM”) is required to segregate assets pursuant to CFTC regulations. If the assets of the Fund were not so segregated, the Fund would be subject to the risk of the failure of such an FCM. Even given proper segregation, in the event of the insolvency of an FCM, the Fund may be subject to a risk of loss of its funds and would be able to recover only a pro rata share (together with all other commodity customers of such FCM) of assets, such as United States Treasury bills, specifically traceable to the account of the Fund and its investors. In addition, under certain circumstances, such as the inability of another client of an FCM or the FCM itself to satisfy substantial deficiencies in such other client’s account, a client may be subject to a risk of loss of the funds on deposit with the FCM, even if such funds are properly segregated.
•	General Market Risk. Domestic economic growth and market conditions, interest rate levels, political events, terrorism, war, natural disasters, disease/virus epidemics and other events are among the factors affecting the securities markets in which the Fund invests. There is risk that these and other factors may adversely affect the Fund’s performance. You could lose money by investing in the Fund.
•	Index Risk. The options and futures in which the Fund invests will be subject to the risks associated with changes in the index to which they are linked.
•	Leverage Risk. Using derivatives like futures and options to increase the Fund’s combined long and short exposure creates leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.
•	Limited Operating History Risk. The Fund is new and has a limited history of operation. Accordingly, an investment in the Fund entails a high degree of risk. There can be no assurance that the Fund and the Adviser will achieve the Fund’s investment objective.
•	Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations, including margin requirements. Liquid securities can become illiquid due to political, economic or issuer specific events; supply/demand imbalances; changes in a specific market’s size or structure, including the number of participants; or overall market disruptions.
•	Management Risk. Management risk is the risk that the investment process used by the Fund’s portfolio manager could fail to achieve the Fund’s investment goal and cause an investment in the Fund to lose value. Given the Fund is going to attempt to tract the Index, the Fund does not follow traditional methods of active investment management.
•	Market Disruption Risk: Most United States futures exchanges limit fluctuations in some futures contract prices during a single day by regulations referred to as “daily limits.” During a single trading day, no trades may be executed in such contracts at prices beyond the daily limit. Futures prices have occasionally moved to the daily limit for several consecutive days with little or no trading. Similar occurrences could prevent the Fund from executing trades and subject the Fund to substantial losses. Also, the Commodity Futures Trading Commission (“CFTC”) or exchanges may suspend or limit trading, and exchanges may be subject to periods of illiquidity.
•	Regulatory Risk. Changes in the laws or regulations of the United States, including any changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund. The Fund is deemed to be a “commodity pool” under the U.S. Commodity Exchange Act, and the Advisor is a “commodity pool operator” registered with and regulated by the Commodity Futures Trading

Commission (“CFTC”). As a result, additional CFTC-mandated disclosure, reporting and recordkeeping obligations apply with respect to the Fund. Compliance with new regulatory requirements could increase the Fund’s expenses.

•	U.S. Treasury Securities Risk - A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.
•	Volatility Investments Risk. Investments linked to equity volatility indexes can be highly volatile compared to investments in traditional securities and Funds may experience large losses. In particular, trading in VIX futures contracts have been very volatile and can be expected to be very volatile in the future. High volatility may have an adverse impact on the Fund beyond the impact of any performance-based losses of the underlying benchmark.

Risk Lose Money [Text]	rr_RiskLoseMoney	Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and Average Annual Total Returns table gives some indication of the risks of investing in the Fund. The bar chart shows the performance of the Institutional Class shares of the Fund from calendar year to calendar year. The Average Annual Total Returns table shows how the Fund’s average annual returns compare with those of a broad measure of market performance. Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by calling the Fund toll-free at 1-833-735-1055 or on the Fund’s website www.certezafa.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and Average Annual Total Returns table gives some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-833-735-1055
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.certezafa.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class I Shares[1] Calendar Year Returns as of December 31,
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the best performance for a quarter was 9.62% (for the quarter ended June 30, 2021). The worst performance was 2.28% (for the quarter ended September 30, 2021).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the best performance for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2021
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The worst performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2021
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	2.28%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2021
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.

The S&P 500 Total Return Index is an unmanaged market capitalization weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the indexes directly; unlike the Fund’s returns, the indexes do not reflect any fees or expenses

Certeza Convex Core Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	28.71%
Since Inception	rr_AverageAnnualReturnSinceInception	29.45%	[1]
Certeza Convex Core Fund | Certeza Convex Core Fund Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CNVEX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%	[2]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.39%
Distribution or Similar (Non 12b-1) Fees	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	7.90%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.32%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	8.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	9.91%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(7.55%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.36%	[4]
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you invest, or agree to invest in the future, at least $100,000 in the Opportunity Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	239
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,175
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,925
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 7,602
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	19.43%
Since Inception	rr_AverageAnnualReturnSinceInception	19.38%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2020
Certeza Convex Core Fund | Certeza Convex Core Fund Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CONVX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.39%
Distribution or Similar (Non 12b-1) Fees	rr_DistributionOrSimilarNon12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	7.90%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.32%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	8.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	9.66%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(7.55%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.11%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 214
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,110
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,834
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 7,488
Annual Return 2021	rr_AnnualReturn2021	26.92%	[5]
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	26.92%
Since Inception	rr_AverageAnnualReturnSinceInception	26.84%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2020
Certeza Convex Core Fund | Certeza Convex Core Fund Class I Shares | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	21.89%
Since Inception	rr_AverageAnnualReturnSinceInception	21.83%	[1]
Certeza Convex Core Fund | Certeza Convex Core Fund Class I Shares | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.88%
Since Inception	rr_AverageAnnualReturnSinceInception	18.31%	[1]

[1]	The Fund commenced operations on December 30, 2020.
[2]	A maximum contingent deferred sales charge (“CDSC”) of 1.00% may apply to certain redemptions of Class A shares made within the first 12 months of their purchase when an initial sales charge was not paid on the purchase.
[3]	This number represents the combined total fees and operating expenses of the underlying funds owned by the Fund and is not a direct expense incurred by the Fund or deducted from the Fund assets. Since this number does not represent a direct operating expense of the Fund, the operating expenses set forth in the Fund’s financial highlights do not include this figure.
[4]	Pursuant to an operating expense limitation agreement between Certeza Fund Advisors LLC (the “Adviser”) and the Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Fund Operating Expenses (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation) for the Fund do not exceed 1.99%, and 1.74%, of the Fund’s average net assets, for Class A and Class I shares, respectively, through March 31, 2023. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Adviser is permitted to receive reimbursement from the Fund for fees it waived and Fund expenses it paid, subject to the limitation that: (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed; and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded.
[5]	The returns shown in the bar chart are for Class I shares. The performance of Class A shares will differ due to differences in expenses and sales load charges.